Atlanta Office 171 17th Street NW, Suite 2100 Atlanta, GA 30363-1031 Direct phone: 404.873.8688 Direct fax: 404.873.8689 E-mail: joe.alley@agg.com

June 24, 2021

VIA EDGAR

Division of Corporation Finance

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re: Marine Products Corporation; Registration Statement on Form S-3

To Whom It May Concern:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, on behalf of Marine Products Corporation is a Registration Statement on Form S-3.

Thank you for your attention to this filing. Please direct any questions to the undersigned at joe.alley@agg.com or 404-873-8688.

Sincerely,

/s/ B. Joseph Alley, Jr.

B. Joseph Alley, Jr.

/jwh

cc: Ben M. Palmer

Atlanta • Washington, D.C.